Variable Interest Entities ("VIEs")	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities ("VIEs")	VARIABLE INTEREST ENTITIES (“VIEs”)
11.1 Lessor VIE

As of September 30, 2024, we leased one vessel from China State Shipbuilding Corporation entity (“CSSC entity”) as part of a sale and leaseback agreement. The CSSC entity is a special purpose vehicle owned by a third party (“Lessor SPV”) that we are required to consolidate under US GAAP. In this transaction, we sold our vessel, the FLNG Hilli and then subsequently leased back the vessel on a bareboat charter for an initial term of ten years. In June 2023, we entered into the fourth side letter to FLNG Hilli’s sale and leaseback facility which amended the reference rate to a Secured Overnight Financing Rate (“SOFR”) from London Interbank Offered Rate (“LIBOR”), reduced the margin and extended the tenor of the facility by 5 years to 2033. These amendments did not impact our total bareboat obligations. We still have the option to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel’s lease period.

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charter with the lessor VIE as of September 30, 2024, is shown below:

(in thousands of $)	2024(1)	2025	2026	2027	2028	2029+
Hilli (2)	20,194	79,498	76,586	73,756	70,761	268,320
(1) For the three months ending December 31, 2024.

(2) The payment obligations above include contractual capital and variable rental payments due under the lease.
The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of September 30, 2024 and December 31, 2023, are as follows:

(in thousands of $)	September 30, 2024	December 31, 2023
Assets
Restricted cash and short-term deposits	17,463	18,085

Liabilities
Total debt (1):	(330,128)	(393,193)
Current portion of long-term debt and short-term debt	(281,647)	(299,576)
Long-term debt	(48,481)	(93,617)
(1) Where applicable, these balances are net of deferred finance charges.
The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2024 and 2023 are as follows:

(in thousands of $)	2024	2023
Continuing operations
Statement of operations
Other financial items, net (note 9)	4,373	—
Interest expense	15,076	8,419

Statement of cash flows
Net debt repayments	(63,404)	(76,952)
Financing costs paid	—	(3,158)

11.2    Golar Hilli LLC

Hilli LLC owns Golar Hilli Corp. (“Hilli Corp”), the disponent owner of FLNG Hilli. The ownership interests in Hilli LLC are represented by three classes of units: the Hilli Common Units, the Series A Special Units and the Series B Special Units. We are the managing member of Hilli LLC and are responsible for all operational, management and administrative decisions relating to Hilli LLC’s business. We have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the FLNG Hilli and, as a result, we concluded that Hilli LLC is a VIE, that we are the primary beneficiary and that we consolidate both Hilli LLC and Hilli Corp.

As of September 30, 2024 and December 31, 2023, the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Hilli Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	94.6%	89.1%	89.1%
Seatrium	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%
Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC(1) that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	September 30, 2024	December 31, 2023
Balance sheet
Current assets	87,322	70,461
Non-current assets	1,124,103	1,212,922
Current liabilities	(336,935)	(342,480)
Non-current liabilities	(67,738)	(125,094)
(1) Balances are inclusive of the Hilli Lessor VIE.

The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2024 and 2023 are as follows:

(in thousands of $)	2024	2023
Statement of operations
Liquefaction services revenue	168,563	172,985
Realized and unrealized gain/(loss) on oil and gas derivative instruments	19,993	(11,362)

Statement of changes in equity
Additional paid-in capital (1)	—	(251,249)
Non-controlling interest	—	34,309

Statement of cash flows
Reacquisition of common units in Hilli LLC	—	(100,047)
Net debt repayments	(63,404)	(76,952)
Financing costs paid	—	(3,158)
Cash dividends paid	(7,935)	(19,913)
(1) In March 2023, we repurchased the 1,230 Hilli Common Units, held by Golar Partners from NFE which represents an increase in our ownership interest in Hilli LLC while control is retained. Consequently, a loss of $251.2 million was recorded in equity.

11.3    Gimi MS Corporation

Following the closing of the sale of 30% of the common shares of Gimi MS Corporation (“Gimi MS”) to First FLNG Holdings in April 2019, we have determined that (i) Gimi MS is a VIE and (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.

Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	September 30, 2024	December 31, 2023
Balance sheet
Current assets	95,141	17,359
Non-current assets	1,759,711	1,702,148
Current liabilities	(194,017)	(168,370)
Non-current liabilities	(546,775)	(585,678)
The most significant impact of Gimi MS VIE’s operations on our unaudited consolidated statements of cash flows for the nine months ended September 30, 2024 and 2023 are as follows:

	Nine months ended September 30,
(in thousands of $)	2024	2023
Statement of cash flows
Additions to asset under development	142,582	179,538
Capitalized financing costs	(921)	(1,492)
Net debt receipts	—	95,000
Net debt repayments	(14,583)	—
Proceeds from subscription of equity interest	40,491	51,106